LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2023 CAD ($)
LEASE LIABILITIES
Lease liabilities	$ 346.1
2024
LEASE LIABILITIES
Lease liabilities	99.3
2025
LEASE LIABILITIES
Lease liabilities	80.3
2026
LEASE LIABILITIES
Lease liabilities	62.3
2027
LEASE LIABILITIES
Lease liabilities	44.4
2028
LEASE LIABILITIES
Lease liabilities	27.5
2029 and thereafter
LEASE LIABILITIES
Lease liabilities	$ 32.3